Risk management (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (3,646)	$ (5,258)	$ (4,783)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(3,657)	(5,002)	(4,704)
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	11	(256)	(79)
Commodity Derivatives [Member] | Recognized In Other Income And Expenses [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	11	(256)	(79)
Currency Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	81	(81)	(78)
Currency Derivatives [Member] | Swap Pounds Sterling [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(297)	(85)
Currency Derivatives [Member] | N D F Pounds Sterling [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			9
Currency Derivatives [Member] | Swap C D I X Dollar [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	81	211	(3)
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	25	(50)	(41)
Interest Rate Derivatives [Member] | Other [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		5	1
Interest Rate Derivatives [Member] | Swap C D I [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	25	(50)	(41)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	8,317	10,094	636
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (3,763)	$ (4,871)	$ (4,585)